UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21897
The Roxbury Funds
(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200 Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)
Lance Simpson
Roxbury Capital Management, LLC
6001 Shady Oak Road Suite 200
Minnetonka, MN 55343

(Name and address of agent for service)
Copy to:
Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
Registrant’s telephone number, including area code: (952) 230-6140
Date of fiscal year end: June 30
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

1

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (unaudited)

	Shares	Value
COMMON STOCK — 97.0%
Consumer Discretionary — 22.9%
Automobiles — 1.1%
Tesla Motors, Inc.*	33,899	$826,797

Diversified Consumer Services — 1.1%
Grand Canyon Education, Inc.*	51,310	828,656

Hotels, Restaurants & Leisure — 2.9%
Bally Technologies, Inc.*	34,057	918,858
Texas Roadhouse, Inc. — Class A	89,371	1,181,485

		2,100,343

Household Durables — 5.5%
Jarden Corp.	54,250	1,533,105
Ryland Group, Inc.	47,570	506,620
SodaStream International, Ltd.*	17,899	591,562
Tempur-Pedic International, Inc.*	26,036	1,369,754

		4,001,041

Specialty Retail — 8.6%
Chico’s FAS, Inc.	85,856	981,334
DSW, Inc. — Class A	37,458	1,729,810
Finish Line, Inc. — Class A	59,833	1,196,062
Lithia Motors, Inc. — Class A	3,526	50,704
Men’s Wearhouse, Inc.	43,865	1,143,999
Signet Jewelers Ltd.*	27,349	924,396
Teavana Holdings, Inc.*	750	15,255
TravelCenters of America LLC*	52,815	186,437

		6,227,997

Textiles, Apparel & Luxury Goods — 3.7%
Hanesbrands, Inc.*	44,070	1,102,191
Oxford Industries, Inc.	25,120	861,616
Wolverine World Wide, Inc.	21,615	718,699

		2,682,506

Total Consumer Discretionary		16,667,340

Consumer Staples — 2.4%
Beverages — 1.5%
Heckmann Corp.*	201,151	1,064,089

Food & Staples Retailing — 0.9%
Pricesmart, Inc.	10,752	670,065

Total Consumer Staples		1,734,154

Energy — 5.4%
Energy, Equipment & Services — 0.9%
C&J Energy Services, Inc.*	41,704	685,614

Oil, Gas & Consumable Fuels — 4.5%
Gevo, Inc.*	54,241	302,122
Goodrich Petroleum Corp.*	58,137	687,179
Gulfport Energy Corp.*	22,044	533,024
Hyperdynamics Corp.*	129,811	480,301
Northern Oil and Gas, Inc.*	25,650	497,353
Whiting Petroleum Corp.*	21,420	751,414

		3,251,393

Total Energy		3,937,007

Financials — 4.1%
Consumer Finance — 3.6%
EZCORP, Inc. — Class A*	38,118	1,087,888
First Cash Financial Services, Inc.*	36,012	1,510,703

		2,598,591

Real Estate Investment Trusts — 0.5%
Pebblebrook Hotel Trust	22,920	358,698

Total Financials		2,957,289

Health Care — 20.9%
Biotechnology — 0.8%
Codexis, Inc.*	104,358	476,916
Metabolix, Inc.*	29,200	127,896

		604,812

Health Care Equipment & Supplies — 4.4%
Cooper Companies, Inc.	27,021	2,138,712
Meridian Bioscience, Inc.	43,336	682,109
Orthofix International NV*	9,735	335,955

		3,156,776

Health Care Providers & Services — 11.9%
Air Methods Corp.*	27,368	1,742,521
Bio-Reference Laboratories, Inc.*	54,839	1,009,586
Centene Corp.*	41,245	1,182,494
Healthspring, Inc.*	59,663	2,175,313
MEDNAX, Inc.*	17,299	1,083,609
MWI Veterinary Supply, Inc.*	21,704	1,493,669

		8,687,192

Health Care Technology — 3.8%
Medivation, Inc.*	46,415	788,127
SXC Health Solutions Corp.*	35,561	1,980,748

		2,768,875

Total Health Care		15,217,655

Industrials — 15.9%
Aerospace & Defense — 4.6%
GeoEye, Inc.*	57,420	1,627,857
See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (unaudited) continued

	Shares	Value
COMMON STOCK — continued
Hexcel Corp.*	78,441	$1,738,253

		3,366,110

Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.*	14,705	754,366

Construction & Engineering — 1.9%
Dycom Industries, Inc.*	51,665	790,474
MasTec, Inc.*	35,362	622,725

		1,413,199

Electrical Equipment — 1.1%
Enersys*	39,191	784,604

Machinery — 3.2%
Chart Industries, Inc.*	39,186	1,652,474
ESCO Technologies, Inc.	27,802	708,951

		2,361,425

Professional Services — 1.1%
Huron Consulting Group, Inc.*	25,687	799,636

Road & Rail — 1.3%
Old Dominion Freight Line, Inc.*	31,633	916,408

Trading Companies & Distributors — 1.7%
Kaman Corp.	25,444	708,615
Rush Enterprises, Inc. — Class A*	35,283	499,607

		1,208,222

Total Industrials		11,603,970

Information Technology — 23.4%
Communications Equipment — 2.7%
Finisar Corp.*	87,621	1,536,872
RADWARE, Ltd.*	18,787	405,611

		1,942,483

Computers & Peripherals — 4.8%
NCR Corp.*	95,065	1,605,648
OCZ Technology Group, Inc.*	291,204	1,412,339
Quantum Corp.*	275,802	499,202

		3,517,189

Electronic Equipment, Instruments & Components — 3.0%
Fabrinet*	29,475	551,182
Maxwell Technologies, Inc.*	23,099	425,253
OSI Systems, Inc.*	36,636	1,228,039

		2,204,474

Internet Software & Services — 2.0%
Internap Network Services Corp.*	115,199	566,779
Stamps.com, Inc.	43,000	878,920

		1,445,699

IT Services — 2.4%
Euronet Worldwide, Inc.*	51,217	806,156
TNS, Inc.*	49,443	929,528

		1,735,684

Semiconductors & Semiconductor Equipment — 4.8%
Entropic Communications, Inc.*	99,314	410,167
Kulicke & Soffa Industries, Inc.*	182,025	1,357,906
Netlogic Microsystems, Inc.*	26,352	1,267,795
TriQuint Semiconductor, Inc.*	96,055	482,196

		3,518,064

Software — 3.7%
ACI Worldwide, Inc.*	43,688	1,203,168
Kenexa Corp.*	26,230	410,237
Opnet Technologies, Inc.	23,170	808,865
VASCO Data Security International, Inc.*	43,848	224,063

		2,646,333

Total Information Technology		17,009,926

Materials — 1.2%
Chemicals — 1.2%
Zagg, Inc.*	89,626	889,090

Total Materials		889,090

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
Premiere Global Services, Inc.*	95,891	615,620

Total Telecommunication Services		615,620

Total COMMON STOCK (COST $72,337,412)		70,632,051

SHORT-TERM INVESTMENTS — 2.4%
Blackrock Liquidity Funds Tempfund Portfolio, 0.09%**	1,782,729	1,782,729

Total SHORT-TERM INVESTMENTS (COST $1,782,729)		1,782,729

See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (unaudited) continued

Value
Total Investments (COST $74,120,141)† — 99.4%	$72,414,780
Other Assets In Excess Of Liabilities — 0.6%	415,595

Net Assets — 100.0%	$72,830,375

*	Non-income producing security.

**	The rate shown represents the 7-day effective yield as of September 30, 2011.

†	The cost for federal income tax purposes is $74,120,141. At September 30, 2011, net unrealized depreciation was $1,705,361. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,510,349, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $9,215,710.
See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011(Unaudited)
SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For the period ended September 30, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
	2011	Price	Inputs	Inputs
Investment in securities*	$72,414,780	$72,414,780	$—	$—

*	Common stocks are Level 1. Please refer to schedule of investments for industry or sector breakout.
For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Roxbury Funds
By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President
(principal executive officer)

Date	11-29-11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President
(principal executive officer)

Date	11-29-11

By (Signature and Title)*	/s/ Lance Simpson
Lance Simpson, Treasurer and CCO (principal financial officer)

Date	11-29-11

*	Print the name and title of each signing officer under his or her signature.